Liability for Pension and Other Retirement Benefits (Details)				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] USD ($)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2010 Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2009 Pension Plans, Defined Benefit [Member] JPY (¥)	Mar. 31, 2010 Pension Plans, Defined Benefit [Member] USD ($)
Change in benefit obligation:
Benefit obligation, beginning of year				$ 1,618,795,000	¥ 134,360,000,000	¥ 137,452,000,000	¥ 139,569,000,000	$ 1,656,048,000
Service cost - Benefit earned during the year				79,880,000	6,630,000,000	7,224,000,000	8,460,000,000
Interest cost on projected benefit obligation				43,193,000	3,585,000,000	3,745,000,000	3,885,000,000
Actuarial loss				22,337,000	1,854,000,000	4,048,000,000
Plan participants' contributions				663,000	55,000,000	49,000,000
Acquisition				1,506,000	125,000,000
Plan amendment						208,000,000
Benefits paid				(162,711,000)	(13,505,000,000)	(17,446,000,000)
Foreign currency exchange rate change				(22,121,000)	(1,836,000,000)	55,000,000
Benefit obligation, end of year				1,618,795,000	134,360,000,000	137,452,000,000	139,569,000,000	1,656,048,000
Change in plan assets:
Fair value of plan assets, beginning of year				1,137,386,000	94,403,000,000	88,252,000,000
Actual return on plan assets				3,024,000	251,000,000	10,329,000,000
Employer contributions				88,169,000	7,318,000,000	6,465,000,000
Plan participants' contributions				663,000	55,000,000	49,000,000
Acquisition				663,000	55,000,000
Benefits paid				(100,976,000)	(8,381,000,000)	(10,788,000,000)
Foreign currency exchange rate change				(16,989,000)	(1,410,000,000)	96,000,000
Fair value of plan assets, end of year				1,111,940,000	92,291,000,000	94,403,000,000	88,252,000,000
Funded status, end of year				(506,855,000)	(42,069,000,000)	(43,049,000,000)
Prepaid benefit cost				24,096,000	2,000,000,000	22,000,000
Other current liability				(590,000)	(49,000,000)	(89,000,000)
Accrued benefit liability	578,639,000	48,027,000,000	46,354,000,000	(530,361,000)	(44,020,000,000)	(42,982,000,000)
Total				(506,855,000)	(42,069,000,000)	(43,049,000,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				444,843,000	36,922,000,000	34,979,000,000
Prior service cost				17,964,000	1,491,000,000	1,370,000,000
Total				$ 462,807,000	¥ 38,413,000,000	¥ 36,349,000,000